Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Gross Amount	$ 9,657
Accumulated Amortization	(3,466)
Net Balance	6,191	$ 4,945
Brands [Member]
Schedule of Intangible Assets [Line Items]
Gross Amount	7,281	7,774
Accumulated Amortization	(3,230)	(2,829)
Net Balance	$ 4,051	$ 4,945
weighted average remaining amortization (years)	4 years 10 months 20 days	5 years 11 months 1 day
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Amount	$ 1,376
Accumulated Amortization	(200)
Net Balance	$ 1,176
weighted average remaining amortization (years)	4 years 3 months
Distribution agreement [Member]
Schedule of Intangible Assets [Line Items]
Gross Amount	$ 1,000
Accumulated Amortization	(36)
Net Balance	$ 964
weighted average remaining amortization (years)	1 year 11 months 4 days